Risk Management - Summary of Sensitivity Analysis for Actuarial Assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase movements in discount rate on plan asset	1.00%	1.00%
Decrease movements in discount rate on plan asset	1.00%	1.00%
1% Increase	₩ 36,602	₩ 29,993
1% Decrease	29,993	36,602
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	473,627	392,392
1% Decrease	(413,799)	(361,359)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	(429,517)	(371,103)
1% Decrease	₩ 506,031	₩ 415,361